Hotchkis & Wiley High Yield Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 86.9%	Par	Value
Advertising - 0.9%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$7,064,000	$6,731,338

Aerospace & Defense - 1.4%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	2,711,000	2,807,959
TransDigm, Inc.
7.13%, 12/01/2031 (a)	1,854,000	1,915,935
6.75%, 01/31/2034 (a)	5,772,000	5,851,971
		10,575,865

Auto Parts & Equipment - 3.4%
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (a)	3,561,000	3,695,994
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	2,432,000	2,430,444
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034 (a)	7,580,000	7,376,416
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	4,295,000	4,346,733
Phinia, Inc., 6.63%, 10/15/2032 (a)	3,478,000	3,542,503
ZF North America Capital, Inc., 6.88%, 04/23/2032 (a)	4,123,000	3,921,109
		25,313,199

Automakers - 0.6%
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)	4,257,000	4,553,525

Banking - 5.5%
BNP Paribas SA, 7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	5,756,000	5,780,488
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual (a)	4,905,000	4,936,735
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	3,752,000	3,780,920
First Citizens BancShares, Inc., 7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	3,129,000	3,134,420
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual	3,736,000	3,731,657
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual	7,670,000	7,327,413
Pinnacle Financial Partners, Inc., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,820,000	1,892,800
Societe Generale SA, 7.13% to 01/15/2036 then 5 yr. CMT Rate + 2.95%, Perpetual (a)	7,749,000	7,452,268
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	3,489,000	3,483,345
		41,520,046

Brokerage - 0.5%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	3,768,000	3,810,680

Building & Construction - 2.8%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	3,737,000	3,862,317
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (a)	4,298,000	3,951,482
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	4,353,000	4,371,789
LGI Homes, Inc., 7.00%, 11/15/2032 (a)	4,018,000	3,731,767
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/2034 (a)	5,508,000	5,282,155
		21,199,510

Building Materials - 3.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	6,151,000	5,971,920
Knife River Corp., 7.75%, 05/01/2031 (a)	3,066,000	3,175,987
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	4,088,000	3,535,250
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	3,682,000	3,742,440
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (a)	2,760,000	2,398,815
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	5,348,000	5,355,498
		24,179,910

Cable & Satellite TV - 4.9%
Block Communications, Inc., 10.25%, 03/01/2031 (a)	3,207,000	2,937,326
Cable One, Inc., 4.00%, 11/15/2030 (a)	5,702,000	3,975,877
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	3,223,000	3,180,691
7.00%, 02/01/2033 (a)	16,549,000	16,611,047
CSC Holdings LLC
11.75%, 01/31/2029 (a)	2,423,000	1,753,695
5.75%, 01/15/2030 (a)	666,000	253,534
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	925,000	924,594
DISH DBS Corp., 7.75%, 07/01/2026	3,854,000	3,845,568
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	3,200,000	3,148,614
		36,630,946

Chemicals - 4.4%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	621,000	622,117
INEOS Finance PLC, 7.50%, 04/15/2029 (a)	4,279,000	4,155,116
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	4,281,000	3,992,596
NOVA Chemicals Corp., 7.00%, 12/01/2031 (a)	4,397,000	4,657,579
Olin Corp., 6.63%, 04/01/2033 (a)	5,777,000	5,658,432
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	3,358,000	3,459,072
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63%, 05/03/2029 (a)	7,090,963	248,184
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)	7,498,000	6,903,292
7.00%, 08/01/2033 (a)	3,095,000	3,008,433
		32,704,821

Consumer/Commercial/Lease Financing - 1.9%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	6,194,000	5,164,495
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	5,759,000	5,635,325
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (a)	3,697,000	3,540,421
		14,340,241

Consumer-Products - 0.3%
Winnebago Industries, Inc., 6.25%, 07/15/2028 (a)	1,884,000	1,885,745

Diversified Capital Goods - 1.6%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	3,674,000	3,741,267
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)	3,762,000	3,766,932
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	4,137,000	4,148,586
		11,656,785

Electric-Generation - 0.5%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	3,556,000	3,587,247

Electric-Integrated - 1.1%
Alpha Generation LLC, 6.25%, 01/15/2034 (a)	4,810,000	4,728,536
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	3,812,000	3,809,699
		8,538,235

Energy - Exploration & Production - 3.8%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	2,837,000	2,960,551
California Resources Corp., 7.00%, 01/15/2034 (a)	3,728,000	3,760,739
Chord Energy Corp., 6.75%, 03/15/2033 (a)	3,732,000	3,855,426
DBR Land Holdings LLC, 6.25%, 12/01/2030 (a)	3,228,000	3,270,351
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)	4,063,000	3,951,783
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (a)	1,977,000	2,020,006
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (a)	3,583,000	3,689,476
SM Energy Co., 8.75%, 07/01/2031 (a)	2,745,000	2,870,754
Talos Production, Inc., 9.38%, 02/01/2031 (a)	2,251,000	2,386,807
		28,765,893

Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)	3,543,000	3,591,720

Forestry/Paper - 0.5%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028 (a)	3,750,000	3,666,877
Mercer International, Inc., 5.13%, 02/01/2029	674,000	351,231
		4,018,108

Gaming - 1.7%
MGM Resorts International, 6.50%, 04/15/2032	3,737,000	3,769,998
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	3,856,000	3,749,339
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	6,199,000	5,338,282
		12,857,619

Gas Distribution - 3.3%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033 (a)	3,179,000	3,338,516
Golar LNG Ltd., 7.50%, 10/02/2030 (a)	3,078,000	3,115,915
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	3,623,000	3,660,139
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,323,000	2,260,472
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)	3,626,000	3,734,664
Sunoco LP, 6.63%, 08/15/2032 (a)	3,543,000	3,600,864
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	871,000	868,240
9.88%, 02/01/2032 (a)	2,156,000	2,316,575
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	1,657,000	1,858,165
		24,753,550

Health Facilities - 2.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	6,440,000	6,601,480
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034 (a)	4,574,000	4,752,926
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)	3,327,000	3,443,824
		14,798,230

Health Services - 1.0%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	6,123,000	5,445,710
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	1,745,000	1,804,719
		7,250,429

Hotels - 1.2%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)	5,869,000	5,585,929
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)	3,579,000	3,438,028
		9,023,957

Insurance Brokerage - 2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	3,617,000	3,649,633
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	3,907,000	3,745,869
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	3,783,000	3,547,942
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/2033 (a)	3,077,000	2,818,685
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	2,616,000	2,587,668
USI, Inc., 7.50%, 01/15/2032 (a)	3,785,000	3,839,538
		20,189,335

Investments & Miscellaneous Financial Services - 1.9%
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	4,080,000	3,729,802
FS KKR Capital Corp., 3.25%, 07/15/2027	2,011,000	1,932,546
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	5,853,000	5,762,513
WEX, Inc., 6.50%, 03/15/2033 (a)	3,195,000	3,132,241
		14,557,102

Leisure - 0.4%
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	2,890,000	2,952,412

Machinery - 2.8%
Arcosa, Inc., 6.88%, 08/15/2032 (a)	3,377,000	3,462,820
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	4,155,000	4,216,577
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033 (a)	3,873,000	3,737,081
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	3,938,000	3,854,921
Titan International, Inc., 7.00%, 04/30/2028	3,725,000	3,719,789
Wabash National Corp., 4.50%, 10/15/2028 (a)	2,081,000	1,825,780
		20,816,968

Managed Care - 0.7%
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	4,928,000	4,850,903

Media - Broadcast - 2.1%
CMG Media Corp., 8.88%, 12/15/2027 (a)	2,132,000	1,950,780
EW Scripps Co., 9.88%, 08/15/2030 (a)	3,816,000	3,708,171
Gray Media, Inc.
10.50%, 07/15/2029 (a)	1,587,000	1,687,371
5.38%, 11/15/2031 (a)	6,306,000	4,687,533
Nexstar Media, Inc., 7.25%, 04/15/2034 (a)	3,814,000	3,829,396
		15,863,251

Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,257,000	2,026,069

Media Content - 0.5%
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/2034 (a)	1,078,000	1,129,255
Versant Media Group, Inc., 7.25%, 01/30/2031 (a)	2,830,000	2,898,546
		4,027,801

Medical Products - 1.7%
Grifols SA, 4.75%, 10/15/2028 (a)	3,976,000	3,896,837
Insulet Corp., 6.50%, 04/01/2033 (a)	3,654,000	3,732,331
Medline Borrower LP, 5.25%, 10/01/2029 (a)	2,921,000	2,897,043
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	2,299,000	2,345,515
		12,871,726

Oil Field Equipment & Services - 4.6%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (a)	3,934,512	4,038,014
Enerflex, Inc., 6.88%, 01/15/2031 (a)	3,790,000	3,872,147
Kodiak Gas Services LLC, 6.75%, 10/01/2035 (a)	3,803,000	3,866,346
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	3,652,000	3,761,968
SESI LLC, 7.88%, 09/30/2030 (a)	2,981,000	3,041,863
Transocean International Ltd., 8.75%, 02/15/2030 (a)	1,845,200	1,924,752
Valaris Ltd., 8.38%, 04/30/2030 (a)	4,256,000	4,412,221
WBI Operating LLC, 6.50%, 10/15/2033 (a)	2,829,000	2,809,353
Weatherford International Ltd.
8.63%, 04/30/2030 (a)	1,746,000	1,780,524
6.75%, 10/15/2033 (a)	4,702,000	4,807,414
		34,314,602

Oil Refining & Marketing - 1.2%
International Petroleum Corp., 7.50%, 10/10/2030	1,924,000	1,960,756
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030 (a)	1,910,000	2,048,540
7.88%, 09/15/2030 (a)	3,947,000	4,055,846
SM Energy Co., 9.63%, 06/15/2033 (a)	964,000	1,065,583
		9,130,725

Packaging - 1.4%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	3,711,000	3,515,555
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	2,344,000	2,454,292
12.25%, 01/15/2031 (a)	769,000	833,203
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	3,720,000	3,870,653
		10,673,703

Personal & Household Products - 1.1%
Energizer Holdings, Inc., 6.00%, 09/15/2033 (a)	5,039,000	4,725,490
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	3,874,000	3,621,778
		8,347,268

Pharmaceuticals - 2.1%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	3,306,000	3,387,622
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	3,168,000	3,274,920
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	719,000	734,091
Harrow, Inc., 8.63%, 09/15/2030 (a)	3,723,000	3,767,508
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034 (a)	5,329,000	4,394,040
		15,558,181

Printing & Publishing - 0.6%
Cimpress PLC, 7.38%, 09/15/2032 (a)	4,648,000	4,613,215

Real Estate Development & Management - 0.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)	3,419,000	3,623,730

Recreation & Travel - 1.9%
Boyne USA, Inc., 4.75%, 05/15/2029 (a)	3,500,000	3,396,754
Carnival Corp., 6.13%, 02/15/2033 (a)	9,213,000	9,310,013
Motion Bondco DAC, 6.63%, 11/15/2027 (a)	1,958,000	1,883,053
		14,589,820

Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045 (a)	875,000	902,855

REITs - 0.3%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	2,416,000	2,375,727

Restaurants - 0.4%
Papa John's International, Inc., 3.88%, 09/15/2029 (a)	3,398,000	3,237,262

Software/Services - 4.6%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	8,356,000	6,218,978
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	3,816,000	3,783,433
Fair Isaac Corp., 6.25%, 09/15/2034 (a)	2,892,000	2,846,849
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	4,718,000	4,694,875
UKG, Inc., 6.88%, 02/01/2031 (a)	11,778,000	11,520,891
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	5,728,000	5,545,832
		34,610,858

Specialty Retail - 1.8%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (a)	2,268,000	2,346,743
Sonic Automotive, Inc., 4.88%, 11/15/2031 (a)	3,985,000	3,785,927
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	3,908,000	3,790,636
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	3,363,000	3,440,457
		13,363,763

Steel Producers/Products - 0.9%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	3,458,000	3,579,324
Commercial Metals Co., 6.00%, 12/15/2035 (a)	2,905,000	2,866,873
		6,446,197

Support-Services - 3.0%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	3,457,000	3,535,740
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (a)	3,685,000	3,850,858
8.00%, 03/15/2033 (a)	2,012,000	2,079,393
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)	4,228,000	4,336,203
Sotheby's, 7.38%, 10/15/2027 (a)	2,703,000	2,691,741
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	2,251,000	2,124,623
ZipRecruiter, Inc., 5.00%, 01/15/2030 (a)	6,145,000	3,554,843
		22,173,401

Technology Hardware & Equipment - 0.7%
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/2031 (a)	3,354,000	3,519,188
Xerox Holdings Corp., 8.88%, 11/30/2029 (a)	4,700,000	1,504,000
		5,023,188

Telecom - Satellite - 0.6%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026 (a)	5,575,000	4,460,000

Telecom - Wireline Integrated & Services - 0.5%
VZ Secured Financing BV, 7.50%, 01/15/2033 (a)	3,849,000	3,631,527

Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)	3,658,000	3,752,742
TOTAL CORPORATE BONDS (Cost $671,298,497)		651,271,930

BANK LOANS - 6.1%	Par	Value
Advertising - 0.4%
AP Core Holdings II LLC, 9.43% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 7/21/2021 - 2/10/2023, Cost $2,968,827) (b)	2,986,577	2,916,706

Chemicals - 2.0%
Fortis 333, Inc., First Lien, 7.17% (3 mo. Term SOFR + 3.50%), 04/02/2032 (b)(c)	6,855,198	6,680,939
Mativ Holdings, Inc., 7.53% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 2/23/2021, Cost $1,166,474) (b)	1,178,256	1,178,256
SCIL USA Holdings LLC, 7.79% (1 mo. Term SOFR + 4.00%), 10/29/2032 (b)	7,285,740	7,267,562
		15,126,757

Forestry/Paper - 0.2%
Mativ Holdings, Inc., 0.00% (1 mo. Term SOFR + 4.50%), 03/30/2033 (b)(d)	1,889,000	1,822,885

Machinery - 1.5%
Cleanova US Holdings LLC, 8.42% (1 mo. Term SOFR + 4.75%), 06/14/2032 (b)	6,221,630	6,237,184
TK Elevator US Newco, Inc., 0.00% (1 mo. Term SOFR + 2.75%), 04/30/2030 (b)(d)	4,290,000	4,301,626
Vantage Elevator/Victory Buyer 1/26 T/L B, First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 02/10/2033 (b)	763,000	764,831
		11,303,641

Oil Refining & Marketing - 0.5%
Par Petroleum LLC, First Lien, 6.93% (3 mo. Term SOFR + 3.25%), 02/28/2030 (b)	3,678,347	3,686,164

Personal & Household Products - 0.5%
Journey Personal Care Corp., 7.42% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $4,008,061) (b)	4,028,202	3,887,215

Restaurants - 0.5%
Dave & Buster's, Inc., First Lien, 6.94% (3 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $4,144,784) (b)	4,177,306	3,669,053

Support-Services - 0.5%
Specialty Building Products Holdings LLC, 0.00% (1 mo. Term SOFR + 3.75%), 10/16/2028 (b)(d)	991,418	849,591
Summer BC Holdco B SARL, First Lien, 8.96% (3 mo. Term SOFR + 5.00%), 02/21/2029 (b)(c)	3,320,207	2,852,057
		3,701,648
TOTAL BANK LOANS (Cost $47,137,639)		46,114,069

COMMON STOCKS - 2.5%	Shares	Value
Advertising - 0.0% (e)
National CineMedia, Inc. 5.75% (Acquired 8/17/2023, Cost $0) (b)(f)(g)	6,230,000	0

Chemicals - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500) (b)(f)(g)(h)	22,361	5,137,440

Electronic Equipment, Instruments & Components - 0.1%
Avnet, Inc.	15,129	932,249

Food Products - 0.1%
Conagra Brands, Inc.	45,788	719,787

Health Care Providers & Services - 0.1%
Elevance Health, Inc.	2,517	736,852

Machinery - 0.1%
Stanley Black & Decker, Inc.	10,222	726,375

Media - 0.1%
National CineMedia, Inc.	207,497	632,866

Metals & Mining - 0.0% (e)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487) (b)(f)(h)	116,127	38,322

Multi-Utilities - 0.1%
Dominion Energy, Inc.	13,797	852,930

Software - 0.1%
Workday, Inc. - Class A (g)	3,805	494,346

Specialty Retail - 1.1%
Authentic Brands Group (b)(f)(g)	65,219	8,689,758
TOTAL COMMON STOCKS (Cost $68,442,412)		18,960,925

CONVERTIBLE PREFERRED STOCKS - 0.8%	Shares	Value
Aerospace & Defense - 0.6%
Boeing Co., 6.00%, 10/15/2027	72,172	4,682,519

Personal & Household Products - 0.2%
Whirlpool Corp., Series A, 8.50%, 02/15/2029 (g)	38,871	1,591,768
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,687,439)		6,274,287

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%	Shares	Value
Hotels - 0.4%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	142,464	2,749,555
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,984,049)		2,749,555

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (i)	2,825,975	2,825,975
JPMorgan US Government Money Market Fund - Class IM, 3.60% (i)	21,912,342	21,912,342
TOTAL MONEY MARKET FUNDS (Cost $24,738,317)		24,738,317

TOTAL INVESTMENTS - 100.0% (Cost $820,288,353)		750,109,083
Liabilities in Excess of Other Assets - (0.0)% (e)		(344,108)
TOTAL NET ASSETS - 100.0%		$749,764,975

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $606,289,265 or 80.9% of the Fund’s net assets.

(b)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2026, the value of these securities total $59,979,589 or 8.0% of the Fund’s net assets.

(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,865,520 or 1.8% of net assets as of March 31, 2026.

(g)	Non-income producing security.
(h)	Affiliated security as defined by the Investment Company Act of 1940.

	Value as of June 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Iracore Investments Holdings, Inc.	$5,425,226	$–	$–	$–	$(287,786)	$5,137,440	22,361	$–	$–
Metals Recovery Holdings LLC	69,676	–	–	–	(31,354)	38,322	116,127	31,090	–
	$5,494,902	$–	$–	$–	$(319,140)	$5,175,762	138,488	$31,090	$–

(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$651,271,930	$–	$651,271,930
Bank Loans	–	46,114,069	–	46,114,069
Common Stocks	5,095,405	–	13,865,520	18,960,925
Convertible Preferred Stocks	6,274,287	–	–	6,274,287
Real Estate Investment Trusts - Preferred	2,749,555	–	–	2,749,555
Money Market Funds	24,738,317	–	–	24,738,317
Total Investments	$38,857,564	$697,385,999	$13,865,520	$750,109,083

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31. 2026:

	Fair Value at March 31, 2026	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$38,322	Estimated recovery value	Probability of asset recovery	$0.00 - $0.60 ($0.60)	Increase
	13,827,198	Market comparable companies	EBIT multiple	9.8x - 16.8x (14.2x)	Increase
Total Common Stocks	13,865,520
	$13,865,520

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2025	$1,162,631	$9,962,745	$5,494,902	$16,620,278
Purchases	-	191,208	-	191,208
Sales	(1,162,631)	-	-	(1,162,631)
Accrued discounts (premiums)	-	(29,885,433)	29,885,433	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/depreciation	-	19,731,480	(21,514,815)	(1,783,335)
Transfers into Level 3	-	-	-	-
Balance at March 31, 2026	$-	$0	$13,865,520	$13,865,520

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2026	$-	$19,731,480	$(21,514,815)	$(1,783,335)